Business combinations:	9 Months Ended
Dec. 31, 2011
Business combinations:
Business combinations:
4.	Business combinations:

(a)	Acquisition of Emer:

On July 1, 2011, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of Emer from the seller. The fair value of the consideration for the acquisition was $39,706 and is still subject to adjustment. Westport paid cash of $17,607 on closing and issued 881,860 common shares with a value of $22,099 based on the NASDAQ closing price of the Company’s shares on July 1, 2011 of $25.06. The Company also assumed approximately $77,000 in existing net debt of Emer. Post-closing, Westport repaid approximately $36,300 of the debt, leaving approximately $40,700 in debt on the consolidated balance sheet as of July 1, 2011.

The acquisition was accounted for as a business combination using the purchase method. The results of Emer have been included in the consolidated financial statements of the Company from July 1, 2011. The Company has engaged an independent third-party to value property and equipment, inventories and intangible assets. The fair value amounts below are preliminary and subject to change. The final fair value amounts may differ materially from the amounts disclosed below. Any such changes in the determination of the fair value of the assets and liabilities acquired could also result in changes to current and future operating results. Preliminary fair value adjustments include adjustments to inventories, property, plant and equipment, intangible assets and deferred taxes. The estimated preliminary fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706

The foreign exchange rate used to translate Euro denominated net assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.45 based on the July 1, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $50,774. Goodwill includes the value of the assembled work force and expected synergies including access to markets and supply chain integration. Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for Emer of $31,831 and $1,924, respectively, from July 1, 2011 to December 31, 2011. Had the Company acquired Emer on April 1, 2011, consolidated pro forma revenue and net loss for the nine-month period ended December 31, 2011 would have been $247,216 (year ended March 31, 2011 – $219,609) and $54,927 (year ended March 31, 2011 – $31,322), respectively, not including the financial results of AFV (note 4(b)).

The Company incurred acquisition related expenses of $1,683 during the nine months ended December 31, 2011, which have been recorded in general and administrative expenses in the consolidated statements of operations.

(b)	Acquisition of AFV:

On October 11, 2011, the Company acquired, through its wholly owned subsidiary Westport Light Duty Canada Inc., 100% of the outstanding shares of AFV. The fair value of the consideration for the acquisition was $3,939. Westport paid cash of $2,558 on closing and issued 33,161 common shares with a value of $953 based on the TSX closing price of the Company’s shares on October 11, 2011 of $28.74 (CDN$29.56). There is also a contingent earn-out which will be settled in Westport shares if AFV achieves certain performance targets by December 31, 2014.

The Company also assumed approximately $1,087 in existing debt of AFV. Upon closing Westport settled $420 of the debt, leaving approximately $667 in debt on the consolidated balance sheet as of October 11, 2011.

The acquisition was accounted for as a business combination using the purchase method. The results of AFV have been included in the consolidated financial statements of the Company from October 11, 2011.

The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

The foreign exchange rate used to translate net assets acquired, liabilities assumed and purchase consideration from Swedish Krona into U.S. dollars was 6.6712 based on the October 11, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $2,701. Goodwill includes the value of the assembled work force and expected synergies including access to markets and product know-how. Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for AFV of $2,566 and $191, respectively, from October 11, 2011 to December 31, 2011. Had the Company acquired AFV on April 1, 2011, consolidated pro forma revenue and net loss for the nine months ended December 31, 2011 would have been $201,707 (year ended March 31, 2011 – $148,062) and $43,064 (year ended March 31, 2011 – $42,724), respectively, not including the financial results of Emer (note 4(a)).

The Company incurred acquisition related expenses of $93 during the nine months ended December 31, 2011, which have been recorded in general and administrative expenses in the consolidated statements of operations.

(c)	Acquisition of OMVL:

On July 2, 2010, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of OMVL, including its 51% interest in Juniper, from Società Italiana Tecnomeccanica La Precisa S.p.A and Sit International B.V. The fair value of the consideration for the acquisition was $25,711. Westport paid cash of $17,146 on closing, and is required to pay $10,778 (€7,600 euro) on the third anniversary of the closing date. The obligation to the Sellers payable on July 2, 2013 was recognized as a liability on the acquisition date and recorded at fair value. The amount is non-interest bearing and the fair value was determined using a credit adjusted risk free rate of 3.72% to discount future cash flows. The long-term payable to the sellers of OMVL is recorded in long-term debt on the consolidated balance sheet (note 13(b)).

The Company also entered into an “on first demand” bank guarantee in favour of the Sellers with Banca Intesa S.p.A, covering the Company’s future payment obligation payable on July 2, 2013. The bank guarantee is subject to a cross guarantee with the Bank of Montreal with whom the Company has a credit facility (note 13(b)).

The Company previously held the other 49% of Juniper, which was accounted for as a long-term investment using the equity method. After the transaction, Juniper became a wholly owned subsidiary of the Company. As a result of this transaction, the Company remeasured its 49% interest in the net assets and liabilities of Juniper held prior to the transaction at fair value and recognized a gain of $184, which is recorded in other income. For the period from April 1, 2010 to July 2, 2010, the Company recognized a loss of $155 (year ended March 31, 2010 – $983) from investment accounted for by the equity method.

The acquisitions were accounted for as business combinations using the purchase method. The results of OMVL and the additional 51% of Juniper have been included in the consolidated financial statements of the Company from July 2, 2010.

The Company obtained an independent third-party valuation of inventories, property and equipment, and intangible assets. The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets, including cash of $4,130	$23,531
Intangible assets subject to amortization	6,338
Goodwill	7,573

Total assets acquired	37,442
Less: total liabilities assumed and gain on acquisition of Juniper of $184	(11,731)

Total net assets acquired	$25,711

Consideration:
Cash	$17,146
Long-term payable	8,565

$25,711

The foreign exchange rate used to translate Euro denominated assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.26 based on the July 2, 2010 Bank of Canada closing rate.

The Company recognized goodwill associated with the transactions of $7,573. The goodwill includes the value of the assembled work force and expected synergies including access to markets and supply chain integration. Goodwill is not deductible for tax purposes.

The consolidated financial statements for the year ended March 31, 2011 reflect consolidated revenue for Juniper (including OMVL) of $23,713 and net loss of $5,138. Had the Company acquired OMVL on April 1, 2010, the Company’s pro forma revenue and net loss for the year end March 31, 2011 would have been $158,580 and $39,785, respectively.

The Company incurred acquisition related expenses of $397 during the year of acquisition, which have been recorded in general and administrative expenses in the consolidated statements of operations.